Reserves - Schedule of Outstanding RSUs (Details) - Restricted Share Units	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure Of Reserves Within Equity [Line Items]
Number of units, Beginning Balance | shares	141,064
Number of units, Issued | shares	123,833	153,064
Number of units, Vested and Settled | shares	(35,268)	(12,000)
Number of units, Forfeited | shares	(9,429)
Number of units, Ending Balance | shares	220,200	141,064
Weighted average exercise price, Beginning balance | $	$ 22.46
Weighted average exercise price, Issued | $	31.92	$ 22.41
Weighted average exercise price, Vested and Settled | $	22.47	21.80
Weighted average exercise price, Forfeited | $	22.58
Weighted average exercise price, Ending balance | $	$ 29.72	$ 22.46